Trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 831	$ 4
Goods and Service Tax receivable	8	204
Other receivables	0	106
Trade and other receivables	$ 839	$ 314
Average credit period	30 days